SUPPLEMENT TO THE FIDELITY ASSET
MANAGERSM
NOVEMBER 24, 1998 PROSPECTUS

   The following information replaces similar information found in the "Securities and Investment Practices" section under the heading
"Equity Securities"on page 11.

       RESTRICTIONS:    With respect to 75% of its total assets, the
fund may not invest in more than 10% of the outstanding voting securities of a single issuer. This limitation does not apply to securities of other investment companies.

   The following information replaces similar information found in the "Securities and Investment Practices" section under the heading
"Diversification" on page 15.

       RESTRICTIONS:    With respect to 75% of its total assets, the
fund may not invest more than 5% in the securities of any one issuer. This limitation does not apply to U.S. Government securities or to securities of other investment companies. The fund may not invest more than 25% of its total assets in any one industry. This limitation does not apply to U.S. Government securities.

   The following information replaces similar information found in the "Fundamental Investment Policies and Restrictions" section beginning on page 15.

   With respect to 75% of its total assets, the fund may not invest more than 5% in the securities of any one issuer and may not invest in more than 10% of the outstanding voting securities of a single issuer. These limitations do not apply to U.S. Government securities or to securities of other investment companies.

SUPPLEMENT TO THE FIDELITY
ASSET MANAGER: GROWTHSM
NOVEMBER 24, 1998 PROSPECTUS

   The following information replaces similar information found in the "Securities and Investment Practices" section under the heading
"Equity Securities"on page 12.

       RESTRICTIONS:    With respect to 75% of its total assets, the
fund may not invest in more than 10% of the outstanding voting securities of a single issuer. This limitation does not apply to securities of other investment companies.

   The following information replaces similar information found in the "Securities and Investment Practices" section under the heading
"Diversification" on page 16.

       RESTRICTIONS:    With respect to 75% of its total assets, the
fund may not invest more than 5% in the securities of any one issuer. This limitation does not apply to U.S. Government securities or to securities of other investment companies. The fund may not invest more than 25% of its total assets in any one industry. This limitation does not apply to U.S. Government securities.

   The following information replaces similar information found in the "Fundamental Investment Policies and Restrictions" section beginning on page 16.

   With respect to 75% of its total assets, the fund may not invest more than 5% in the securities of any one issuer and may not invest in more than 10% of the outstanding voting securities of a single issuer. These limitations do not apply to U.S. Government securities or to securities of other investment companies.

SUPPLEMENT TO THE FIDELITY
ASSET MANAGER:
INCOMESM
NOVEMBER 24, 1998 PROSPECTUS

   The following information replaces similar information found in the "Securities and Investment Practices" section under the heading
"Equity Securities"beginning on page 12.

       RESTRICTIONS:    With respect to 75% of its total assets, the
fund may not invest in more than 10% of the outstanding voting securities of a single issuer. This limitation does not apply to securities of other investment companies.

The following information replaces similar information found under the heading "Debt Securities" in the "Investment Principles and Risk" section on page 13:

RESTRICTIONS: Purchase of a debt security is consistent with the fund's debt quality policy if it is rated at or above the stated level by Moody's Investors Service, Standard & Poor's, Duff & Phelps Credit Rating Co., or Fitch IBCA, Inc., or is unrated but judged to be of equivalent quality by FMR. The fund currently intends to limit its investments in lower than Baa-quality debt securities (sometimes called "junk bonds") to 10% of its assets.

   The following information replaces similar information found in the "Securities and Investment Practices" section under the heading
"Diversification" on page 15.

       RESTRICTIONS:    With respect to 75% of its total assets, the
fund may not invest more than 5% in the securities of any one issuer. This limitation does not apply to U.S. Government securities or to securities of other investment companies. The fund may not invest more than 25% of its total assets in any one industry. This limitation does not apply to U.S. Government securities.

   The following information replaces similar information found in the "Fundamental Investment Policies and Restrictions" section on page
16.

   With respect to 75% of its total assets, the fund may not invest more than 5% in the securities of any one issuer and may not invest in more than 10% of the outstanding voting securities of a single issuer. These limitations do not apply to U.S. Government securities or to securities of other investment companies.


SUPPLEMENT TO THE FIDELITY ASSET MANAGER FUNDS
NOVEMBER 24, 1998 PROSPECTUS

   The following information replaces similar information found in the "Securities and Investment Practices" section under the heading
"Equity Securities"on page 13.

       RESTRICTIONS:    With respect to 75% of its total assets, each
fund may not invest in more than 10% of the outstanding voting securities of a single issuer. This limitation does not apply to securities of other investment companies.

The following information replaces similar information found under the heading "Debt Securities" in the "Investment Principles and Risks" section on beginning page 13:

RESTRICTIONS: Purchase of a debt security is consistent with the fund's debt quality policy if it is rated at or above the stated level by Moody's Investors Service, (Moody's), Standard & Poor's (S&P), Duff & Phelps Credit Rating Co., or Fitch IBCA, Inc., or is unrated but judged to be of equivalent quality by FMR. Asset Manager: Income currently intends to limit its investments in lower than Baa-quality debt securities (sometimes called "junk bonds") to 10% of its assets. Each of Asset Manager and Asset Manager: Growth currently intends to limit its investments in lower than Baa-quality debt securities to less than 35% of its assets.

   The following information replaces similar information found in the "Securities and Investment Practices" section under the heading
"Diversification" on page 16.

       RESTRICTIONS:    With respect to 75% of its total assets, each
fund may not invest more than 5% in the securities of any one issuer. This limitation does not apply to U.S. Government securities or to securities of other investment companies. Each fund may not invest more than 25% of its total assets in any one industry. This limitation does not apply to U.S. Government securities.

   The following information replaces similar information found in the "Fundamental Investment Policies and Restrictions" section on page
16.

   With respect to 75% of its total assets, each fund may not invest more than 5% in the securities of any one issuer and may not invest in more than 10% of the outstanding voting securities of a single issuer. These limitations do not apply to U.S. Government securities or to securities of other investment companies.

SUPPLEMENT TO THE FIDELITY
ASSET MANAGER: INCOME
FIDELITY ASSET MANAGER(registered trademark)
FIDELITY ASSET MANAGER: GROWTH
NOVEMBER 24, 1998
STATEMENT OF ADDITIONAL INFORMATION

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "INVESTMENT LIMITATIONS OF ASSET MANAGER: INCOME" IN THE
"INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 2.

   (1) The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money up to 15% of the fund's net assets to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "INVESTMENT LIMITATIONS OF ASSET MANAGER" IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION ON PAGE 3.

   (1) The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money up to 15% of the fund's net assets to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "INVESTMENT LIMITATIONS OF ASSET MANAGER: GROWTH" IN THE
"INVESTMENT POLICIES AND LIMITATIONS" SECTION ON PAGE 4.

   (1) The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money up to 15% of the fund's net assets to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

THE FOLLOWING INFORMATION REPLACES THE SECOND PARAGRAPH UNDER THE
HEADING "ASSET ALLOCATION" FOUND IN THE "INVESTMENT POLICIES AND
LIMITATIONS" SECTION ON PAGE 5.

The bond class includes all varieties of domestic and foreign fixed-income securities maturing in more than one year. FMR will seek to maximize total return within the bond class by adjusting a fund's investments in securities with different credit qualities, maturities, and coupon or dividend rates, and by seeking to take advantage of yield differentials between securities. Securities in this class may include bonds, notes, adjustable-rate preferred stocks, convertible bonds, mortgage-related and asset-backed securities, domestic and foreign government and government agency securities, zero coupon bonds, and other intermediate and long-term securities. These securities may be denominated in U.S. dollars or foreign currency. The funds may also invest in lower quality, high-yielding debt securities (commonly referred to as "junk bonds"). Asset Manager and Asset
Manager: Growth currently intend to limit their investments in these securities to less than 35% of their assets. Asset Manager: Income currently intends to limit its investment in these securities to 10% of its assets.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 25.

*EDWARD C. JOHNSON 3d (68), Trustee and President, is Chairman, Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Investments Money Management, Inc. (1998), Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc.; and a Director of FDC. Abigail Johnson, Member of the Advisory Board of Fidelity Charles Street Trust, is Mr. Johnson's daughter.

THE FOLLOWING INFORMATION SUPPLEMENTS INFORMATION FOUND IN THE
"TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 25.

ABIGAIL P. JOHNSON (37), Member of the Advisory Board of Fidelity Charles Street Trust (1999), is Vice President of certain Equity Funds
(1997), and is a Director of FMR Corp. (1994). Before assuming her current responsibilities, Ms. Johnson managed a number of Fidelity funds. Edward C. Johnson 3d, Trustee and President of the Funds, is Ms. Johnson's father.

THE FOLLOWING INFORMATION REPLACES THE INFORMATION FOUND UNDER THE HEADING "COMPENSATION TABLE" IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 25:

Trustees and Members of the  Aggregate Compensation from  Aggregate Compensation from  Aggregate Compensation from
Advisory Board               Asset Manager: IncomeB       Asset ManagerB,C,E           Asset Manager: GrowthB,D,E

Edward C. Johnson 3d**       $ 0                          $ 0                          $ 0

Abigail P. Johnson**         $ 0                          $ 0                          $ 0

J. Gary Burkhead**           $ 0                          $ 0                          $ 0

Ralph F. Cox                 $ 251                        $ 4,393                      $ 1,720

Phyllis Burke Davis          $ 249                        $ 4,363                      $ 1,708

Robert M. Gates              $ 253                        $ 4,431                      $ 1,735

E. Bradley Jones             $ 251                        $ 4,393                      $ 1,720

Donald J. Kirk               $ 254                        $ 4,451                      $ 1,743

Peter S. Lynch**             $ 0                          $ 0                          $ 0

William O. McCoy             $ 253                        $ 4,431                      $ 1,735

Gerald C. McDonough          $ 312                        $ 5,470                      $ 2,142

Marvin L. Mann               $ 249                        $ 4,360                      $ 1,708

Robert C. Pozen**            $ 0                          $ 0                          $ 0

Thomas R. Williams           $ 253                        $ 4,422                      $ 1,732



Trustees and Members of the  Total Compensation from the
Advisory Board               Fund Complex*,A

Edward C. Johnson 3d**       $ 0

Abigail P. Johnson**         $ 0

J. Gary Burkhead**           $ 0

Ralph F. Cox                 $ 214,500

Phyllis Burke Davis          $ 210,000

Robert M. Gates              $ 176,000

E. Bradley Jones             $ 211,500

Donald J. Kirk               $ 211,500

Peter S. Lynch**             $ 0

William O. McCoy             $ 214,500

Gerald C. McDonough          $ 264,500

Marvin L. Mann               $ 214,500

Robert C. Pozen**            $ 0

Thomas R. Williams           $ 214,500


* Information is for the calendar year ended December 31, 1997 for 230 funds in the complex.

** Interested Trustees of the funds, Ms. Johnson and Mr. Burkhead are compensated by FMR.

A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1997, the Trustees accrued required deferred compensation from the funds as follows: Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $62,500; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $53,699; Marvin L. Mann, $53,699; and Thomas R. Williams, $62,462.

B Compensation figures include cash, and may include amounts required to be deferred and amounts deferred at the election of Trustees.

C The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $2,043; Phyllis Burke Davis, $2,043; Robert M. Gates, $2,043; E. Bradley Jones, $2,043; Donald J. Kirk, $2,043; William O. McCoy, $2,043; Gerald C. McDonough, $2,383; Marvin L. Mann, $2,043; and Thomas R. Williams, $2,043.

D The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $800; Phyllis Burke Davis, $800; Robert M. Gates, $800; E. Bradley Jones, $800; Donald J. Kirk, $800; William O. McCoy, $800; Gerald C. McDonough, $933; Marvin L. Mann, $800; and Thomas R. Williams, $800.

E Certain of the non-interested Trustees' aggregate compensation from a fund includes accrued voluntary deferred compensation as follows:
Asset Manager: Ralph F. Cox, $1,735; Marvin L. Mann, $1,735; William
O. McCoy, $1,287; Thomas R. Williams, $1,735. Asset Manager: Growth:
Ralph F. Cox, $679; Marvin L. Mann, $679; William O. McCoy, $510; Thomas R. Williams, $679.

   THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "DESCRIPTION OF THE TRUST" SECTION BEGINNING ON PAGE 33:

       TRUST ORGANIZATION.    Fidelity Asset Manager: Income, Fidelity
Asset Manager, and Fidelity Asset Manager: Growth are funds of Fidelity Charles Street Trust, an open-end management investment company organized as a Massachusetts business trust on July 7, 1981. Currently, there are five funds in Fidelity Charles Street Trust:
Fidelity Asset Manager: Growth, Fidelity Asset Manager, Fidelity Asset
Manager: Income, Fidelity Asset Manager: Aggressive and Spartan Investment Grade Bond Fund. The Trustees are permitted to create additional funds in the trust.

   The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund. Any general expenses of the trust shall be allocated between or among any one or more of the funds.

       SHAREHOLDER LIABILITY.    The trust is an entity commonly known
as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust.

    The Declaration of Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

   The Declaration of Trust provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.

       VOTING RIGHTS.    Each fund's capital consists of shares of
beneficial interest. As a shareholder, you are entitled to one vote for each dollar of net asset value that you own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund and by class.

   The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

   The trust or any of its funds may be terminated upon the sale of its assets to, or merger with, another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally, the merger of the trust or a fund with another entity or the sale of substantially all of the assets of the trust or a fund to another entity requires approval by a vote of shareholders of the trust or the fund. The Trustees may, however, reorganize or terminate the trust or any of its funds without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund, shareholders of that fund are entitled to receive the underlying assets of the fund available for distribution.

SUPPLEMENT TO THE SPARTAN(registered trademark) INVESTMENT GRADE BOND
FUND
JUNE 24, 1999
STATEMENT OF ADDITIONAL INFORMATION

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 2.

(1) The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "DESCRIPTION OF THE TRUST" SECTION BEGINNING ON PAGE 21:

TRUST ORGANIZATION. Spartan Investment Grade Bond Fund is a fund of Fidelity Charles Street Trust, an open-end management investment company organized as a Massachusetts business trust on July 7, 1981. Currently, there are five funds in the trust: Fidelity Asset Manager:
IncomeSM, Fidelity Asset Manager(registered trademark), Fidelity Asset
Manager: GrowthSM, Fidelity Asset Manager: Aggressive, and Spartan Investment Grade Bond Fund. The Trustees are permitted to create additional funds in the trust.

The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund. Any general expenses of the trust shall be allocated between or among any one or more of the funds.

SHAREHOLDER LIABILITY. The trust is an entity commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust.

 The Declaration of Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

The Declaration of Trust provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.

VOTING RIGHTS. Each fund's capital consists of shares of beneficial interest. As a shareholder, you are entitled to one vote for each dollar of net asset value that you own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund and by class.

The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading
"Shareholder Liability" above.

The trust or any of its funds may be terminated upon the sale of its assets to, or merger with, another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally, the merger of the trust or a fund with another entity or the sale of substantially all of the assets of the trust or a fund to another entity requires approval by a vote of shareholders of the trust or the fund. The Trustees may, however, reorganize or terminate the trust or any of its funds without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund, shareholders of that fund are entitled to receive the underlying assets of the fund available for distribution.